Lease Liabilities - Schedule of Lease Liabilities and the Movement (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 MYR (RM)
Schedule of Lease Liabilities and the Movement [Abstract]
Current	RM 320,067	$ 78,912	RM 886,595
Non-current	624,665	154,010	695,284
Lease liabilities, current and non-current	RM 944,732	$ 232,922	RM 1,581,879